Fair value of assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Fair value of assets and liabilities [abstract]
Deferred day one profit or loss reserve

Deferred day one profit or loss reserve
in EUR million	2024	2023
Opening balance at 1 January	-90	-108
DOP deferred on new transactions during the period	-62	-83
DOP recognised in the statement of profit or loss during the period
–of which release	27	85
–of which amortisation and exchange differences	32	15
Closing balance at 31 December	-94	-90

Summary of valuation adjustment
The following table presents the model reserves for financial assets and liabilities.

Valuation adjustment reserves on financial assets and liabilities
in EUR million	2024	2023
Deferred Day One Profit or Loss	-94	-90
Own credit adjustments	-17	34
Bid/Offer	-130	-154
Model Risk	-33	-26
CVA	-123	-131
DVA	50	55
CollVA	-3	-4
FVA	-64	-68
Other valuation adjustments	2	0
Total Valuation Adjustments	-412	-385

Methods applied in determining fair values of financial assets and liabilities
Financial instruments at fair value
The fair values of the financial instruments were determined as follows:

Methods applied in determining fair values of financial assets and liabilities (carried at fair value)
	Level 1		Level 2		Level 3		Total
in EUR million	2024	2023	2024	2023	2024	2023	2024	2023
Financial Assets
Financial assets at fair value through profit or loss
- Equity securities	20,789	15,438	15	3	141	150	20,945	15,590
- Debt securities	7,485	4,825	4,596	4,081	3,505	3,364	15,586	12,270
- Derivatives	1	39	31,792	27,134	475	535	32,268	27,708
- Loans and receivables	0	0	62,168	63,316	6,614	4,131	68,782	67,446
	28,275	20,302	98,571	94,533	10,734	8,179	137,580	123,015
Financial assets at fair value through other comprehensive income
- Equity securities	2,292	1,622	0	0	270	263	2,562	1,885
- Debt securities	39,859	35,848	2,360	2,433	0	0	42,219	38,281
- Loans and receivables	0	0	1,608	275	0	676	1,608	951
	42,151	37,470	3,967	2,707	270	938	46,389	41,116
Financial liabilities
Financial liabilities at fair value through profit or loss
– Debt securities	1,455	1,088	8,445	7,635	67	47	9,966	8,770
– Deposits	0	0	45,014	57,063	0	13	45,014	57,076
– Trading securities	3,631	3,604	12	41	10	0	3,653	3,645
– Derivatives	45	41	27,528	24,437	694	670	28,267	25,148
	5,131	4,733	80,998	89,175	770	729	86,900	94,638

Valuation techniques and range of unobservable inputs

Valuation techniques and range of unobservable inputs (Level 3)
	Assets		Liabilities		Valuation techniques	Significant unobservable inputs	Lower range		Upper range
In EUR million	2024	2023	2024	2023			2024	2023	2024	2023
At fair value through profit or loss
Debt securities	3,504	3,364	10	0	Price based	Price (%)	0%	0%	120%	122%
						Price (price per share)	327	97	520	236
					Present value techniques	Credit spread (bps)	n.a.	94	n.a.	94
						Price (%)	95.85%	n.a.	100%	n.a.
Equity securities	141	150			Price based	Price (price per share)	0	0	5,475	5,457
Loans and advances	1,565	2,298	0	13	Price based	Price (%)	0%	0%	107%	117%
					Present value techniques	Credit spread (bps)	576	1	629	12
						Prepayment rate (%)	2%	n.a.	100%	n.a.
(Reverse) repos	5,050	1,832			Present value techniques	Interest rate (%)	2%	n.a.	2%	n.a.
Structured notes			67	47	Price based	Price (%)	93%	88%	104%	96%
					Option pricing model	Equity volatility (%)	n.a.	9%	n.a.	23%
						Equity/Equity correlation	0.7	0.8	0.7	0.9
						Equity/FX correlation	n.a.	-0.2	n.a.	0.6
						Dividend yield (%)	n.a.	0%	n.a.	4%
					Present value techniques	Credit spreads (bps)	n.a.	100	n.a.	101
						Prepayment rate (%)	99.59%	n.a.	100.09%	n.a.
Derivatives
– Rates	413	283	389	301	Option pricing model	Interest rate volatility (bps)	n.a.	1	n.a.	3
					Present value techniques	Reset spread (%)	2%	n.a.	2%	n.a.
						Prepayment rate (%)	n.a.	0%	n.a.	0%
– FX	6	2	8	3	Option pricing model	Implied volatility (%)	2%	3%	15%	18%
– Credit	39	216	241	343	Present value techniques	Credit spread (bps)	0	3	91	149
					Price based	Price (%)	0%	0%	100%	100%
– Equity	10	20	47	17	Option pricing model	Equity volatility (%)	7%	12%	81%	75%
						Equity/Equity correlation	0.0	0.2	1.0	1.0
						Equity/FX correlation	-0.6	-0.5	0.6	1.0
						Dividend yield (%)	0%	0%	33%	14%
					Price based	Price (%)	n.a.	0%	n.a.	21%
– Other	6	14	9	7	Option pricing model	Commodity volatility (%)	13.1%	11%	61%	94%
						Com/FX correlation	-0.40	n.a.	-0.25	n.a.
					Price based	Price (commodity)	68	n.a.	68	n.a.
At fair value through other comprehensive income
– Loans and advances		676			Price based	Price (%)	n.a.	85%	n.a.	96%
– Equity	270	263			Present value techniques	Credit spread (bps)	5.67	5.2	5.76	5.2
						Interest rate (%)	1.5%	4%	3.5%	4%
						Payout ratio (%)	70%	n.a.	90%	n.a.
					Price based	Price (%)	122%	122%	122%	122%
Total	11,005	9,118	770	729
[1]    The abbreviation n.a. stands for not applicable or not available.

Changes in level 3 financial assets

Changes in Level 3 Financial assets
	Trading assets		Non-trading derivatives		Financial assets mandatorily at FVPL		Financial assets designated at FVPL		Financial assets at FVOCI		Total

In EUR million	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Opening balance as at 1 January	848	873	286	421	3,499	1,849	3,547	3,492	938	891	9,118	7,526
Realised gain/loss recognised in the statement of profit or loss during the period [1]	-175	235	-38	-142	294	-33	-54	-383		0	28	-322
Revaluation recognised in other comprehensive income during the period [2]									-3	-6	-3	-6
Purchase of assets	486	1,246	198	76	4,424	2,208	1,600	873	154	331	6,862	4,735
Sale of assets	-111	-889	-257	-55	-1,605	-1,109	-10	-138	-418	-243	-2,402	-2,433
Maturity/settlement	-140	-1,005	-7	-15	-294	-576	-988	-292	-20	-22	-1,449	-1,910
Reclassifications	0	0	0	0	0	723	0	0	0	5	0	728
Transfers into Level 3	370	879	0	0	615	981	30	1	0	0	1,014	1,860
Transfers out of Level 3	-454	-459	-114	0	-1,214	-534	-3	0	-384	0	-2,169	-994
Exchange rate differences	0	-31	0	0	5	-9	-2	-9	9	-10	12	-59
Changes in the composition of the group and other changes	0	0	0	0	-1	0	0	2	-5	-8	-6	-6
Closing balance	824	848	68	286	5,721	3,499	4,121	3,547	270	938	11,005	9,118

[1] Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amounts includes EUR -41 million (2023: EUR 316 million) of unrealised gains and losses recognised in the statement of profit or loss.
[2] Revaluation recognised in other comprehensive income is included on the line ‘Net change in fair value of debt instruments at fair value through other comprehensive income’.

Changes in level 3 financial liabilities

Changes in Level 3 Financial liabilities
	Trading liabilities		Non-trading derivatives		Financial liabilities designated as at fair value through profit or loss		Total

in EUR million	2024	2023	2024	2023	2024	2023	2024	2023
Opening balance as at 1 January	382	229	301	449	47	54	729	732
Realised gain/loss recognised in the statement of profit or loss during the period[1]	-104	224	-98	-151	-5	-2	-206	72
Additions	55	53	190	72	29	18	274	142
Redemptions	-12	-102	-209	-53	0	-2	-222	-156
Maturity/settlement	-15	-13	-7	-16	-4	-1	-26	-30
Transfers into Level 3	364	40	0	0	34	32	399	72
Transfers out of Level 3	-33	-49	-111	0	-34	-54	-179	-102
Exchange rate differences	0	0	0	0	0	0	0	0
Closing balance	637	382	67	301	67	47	770	729
[1]Net gains/losses were recorded as ‘Valuation results and net trading income’ in the statement of profit or loss. The total amount includes EUR -206 million (2023: EUR 72 million) of unrealised gains and losses recognised in the statement of profit or loss.

Sensitivity analysis of level 3 instruments
The valuation uncertainty in the table below is broken down by related risk class rather than by product. The possible impact of a change of unobservable inputs in the fair value of financial instruments where unobservable inputs are significant to the valuation is as follows:

Sensitivity analysis of Level 3 instruments
	Positive fair value movements from using reasonable possible alternatives		Negative fair value movements from using reasonable possible alternatives
in EUR million	2024	2023	2024	2023
Equity (equity derivatives, structured notes)	21	18	-20	-9
Interest rates (Rates derivatives, FX derivatives)	5	3	0	0
Credit (Debt securities, Loans, structured notes, credit derivatives)	2	45	-27	-54
Loans and advances	0	3	0	-17
	28	69	-47	-80

Fair value of assets and liabilities at amortised cost
i) Financial instruments not measured at fair value
The following table presents the estimated fair values of the financial instruments not measured at fair value in the statement of financial position.

Methods applied in determining fair values of financial assets and liabilities (carried at amortised cost)
	Carrying Amount		Carrying amount presented as fair value[1]		Level 1		Level 2		Level 3		Total fair value
in EUR million	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023	2024	2023
Financial Assets
Loans and advances to banks	21,770	16,709	3,195	2,722			15,614	11,430	2,957	2,511	21,766	16,662
Loans and advances to customers	683,611	647,313	18,291	15,681			18,626	14,602	630,493	593,098	667,410	623,381
Securities at amortised cost	50,273	48,313			42,871	40,041	2,908	4,277	2,523	1,693	48,303	46,010
	755,655	712,335	21,486	18,403	42,871	40,041	37,149	30,308	635,973	597,302	737,479	686,053

Financial liabilities
Deposits from banks	16,723	23,257	4,348	3,764			8,208	15,066	3,943	3,968	16,499	22,799
Customer deposits	691,661	650,276	582,387	556,060			61,916	52,486	46,984	41,063	691,287	649,609
Debt securities in issue[2]	142,367	124,670			79,254	62,197	61,651	42,606	2,000	20,450	142,905	125,253
Subordinated loans	17,878	15,401			17,968	15,050	389	311			18,357	15,361
	868,630	813,603	586,735	559,824	97,221	77,248	132,164	110,469	52,927	65,482	869,048	813,022
1     In accordance with IFRS and for the purpose of this disclosure, the carrying amount of financial instruments with an immediate on demand feature is presented as fair value.
2     In 2023, debt securities included a commercial paper issued classified as Level 3. Following a change in valuation technique in 2024, it transferred to Level 2.